Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 15: SUBSEQUENT EVENTS

In July 2019, Navios Containers L.P converted the obligation to purchase a 2011-built 10,000 TEU containership, into an option, expiring on March 31, 2020. The agreement grants Navios Containers the option and the right of first refusal to acquire the vessel at terms mutually agreed with the seller. In case Navios Containers L.P. does not exercise the option and the containership is not sold to a third party by March 31, 2020, Navios Containers L.P. will have to make a payment of $3,000 to the sellers.